Financial Assets and Liabilities - Summary of balance of other financial assets (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
	Apr. 15, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Current			R$ 466	R$ 69,126
Non-current			319,727
Other financial assets			320,193	69,126
Receipt of consideration asset	R$ 69,155	R$ 65,478	R$ 69,155	65,478	R$ 1,192
Tellus and Janus shares [member]
Disclosure of financial assets [line items]
Percentage of preferred shares in the entity held by the entity or by its subsidiaries or associates			5.00%
Percentage of proposed dividend Company and the other shareholders are entitled to receive			90.00%
Fair value through profit or loss [member]
Disclosure of financial assets [line items]
Current			R$ 466	69,126
Non-current			319,727
Other financial assets			320,193	69,126
Fair value through profit or loss [member] | Tellus and Janus shares [member]
Disclosure of financial assets [line items]
Other financial assets			319,727
Fair value through profit or loss [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Other financial assets			R$ 466	R$ 69,126